Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW Metropolitan West Funds
Entity Central Index Key	0001028621
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000003068
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I
Trading Symbol	MWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.37%	3.00%	5.12%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.01%	4.22%	6.12%

AssetsNet	$ 384,129,264
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,942,493
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$384,129,264 # of Portfolio Holdings322 Portfolio Turnover Rate100% Total Advisory Fees Paid - Net$1,942,493
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003069
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class M
Trading Symbol	MWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.23%	2.77%	4.87%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.01%	4.22%	6.12%

AssetsNet	$ 384,129,264
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,942,493
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$384,129,264 # of Portfolio Holdings322 Portfolio Turnover Rate100% Total Advisory Fees Paid - Net$1,942,493
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000263830
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I-3
Trading Symbol	MWHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$45Footnote Reference+	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.76%	[2]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	Since Inception 08/26/25
Class I-3	1.33%
Bloomberg U.S. Universal Bond Index	2.20%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.26%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 384,129,264
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,942,493
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$384,129,264 # of Portfolio Holdings322 Portfolio Turnover Rate100% Total Advisory Fees Paid - Net$1,942,493
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000201585
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	MWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance relative to the Bloomberg U.S. Intermediate Credit Index was driven by the out-of-benchmark exposure to securitized sectors, a position that was informed by relative value considerations given generally more attractive spread levels versus traditional credit.  Agency mortgage-backed securities (MBS) drove the largest of the securitized impacts as it was among the best-performing fixed income sectors on a duration-adjusted basis, supported by moderating rate volatility and falling risk premiums. Similarly, a position in non-agency commercial mortgage-backed securities (CMBS) contributed given a focus on single-asset, single-borrower (SASB) issues that benefitted from strong sponsorship and investor demand for transparent collateral. Meanwhile, corporate credit was modestly underweight relative to the Index before turning to neutral later in the period, resulting in muted sector allocation impacts, though a more pronounced underweight to non-corporate credit was maintained.  This positioning weighed on relative returns as the cohort registered positive excess returns versus comparable Treasuries, particularly USD-denominated emerging market sovereign issues as spreads tightened and valuations improved.  Finally, the overweight duration position and emphasis on the front-end of the yield curve produced a tailwind as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 06/29/18
Class I	5.43%	1.68%	3.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Intermediate Credit Index	5.25%	1.93%	3.26%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 25,700,823
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$25,700,823 # of Portfolio Holdings442 Portfolio Turnover Rate305% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	67.7%
Residential Mortgage-Backed Securities - Agency	13.4%
U.S. Treasury Securities	9.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Residential Mortgage-Backed Securities - Non-Agency	5.0%
Short-Term Investments	3.7%
Asset-Backed Securities	2.3%
Foreign Government Bonds	0.6%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	4.1%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.6%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.5%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.3%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000201586
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class M
Trading Symbol	MWISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Outperformance relative to the Bloomberg U.S. Intermediate Credit Index was driven by the out-of-benchmark exposure to securitized sectors, a position that was informed by relative value considerations given generally more attractive spread levels versus traditional credit.  Agency mortgage-backed securities (MBS) drove the largest of the securitized impacts as it was among the best-performing fixed income sectors on a duration-adjusted basis, supported by moderating rate volatility and falling risk premiums. Similarly, a position in non-agency commercial mortgage-backed securities (CMBS) contributed given a focus on single-asset, single-borrower (SASB) issues that benefitted from strong sponsorship and investor demand for transparent collateral. Meanwhile, corporate credit was modestly underweight relative to the Index before turning to neutral later in the period, resulting in muted sector allocation impacts, though a more pronounced underweight to non-corporate credit was maintained.  This positioning weighed on relative returns as the cohort registered positive excess returns versus comparable Treasuries, particularly USD-denominated emerging market sovereign issues as spreads tightened and valuations improved.  Finally, the overweight duration position and emphasis on the front-end of the yield curve produced a tailwind as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 06/29/18
Class M	5.21%	1.46%	3.71%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Intermediate Credit Index	5.25%	1.93%	3.26%

Performance Inception Date	Jun. 29, 2018
AssetsNet	$ 25,700,823
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$25,700,823 # of Portfolio Holdings442 Portfolio Turnover Rate305% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	67.7%
Residential Mortgage-Backed Securities - Agency	13.4%
U.S. Treasury Securities	9.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Residential Mortgage-Backed Securities - Non-Agency	5.0%
Short-Term Investments	3.7%
Asset-Backed Securities	2.3%
Foreign Government Bonds	0.6%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	4.1%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.6%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.5%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.3%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003063
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I
Trading Symbol	MWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.51%	2.35%	2.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

AssetsNet	$ 918,552,616
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,399,987
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$918,552,616 # of Portfolio Holdings527 Portfolio Turnover Rate489% Total Advisory Fees Paid - Net$2,399,987
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003064
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class M
Trading Symbol	MWLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.28%	2.14%	2.12%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

AssetsNet	$ 918,552,616
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,399,987
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$918,552,616 # of Portfolio Holdings527 Portfolio Turnover Rate489% Total Advisory Fees Paid - Net$2,399,987
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000058169
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MWLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Administrative Class	4.13%	2.03%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

AssetsNet	$ 918,552,616
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,399,987
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$918,552,616 # of Portfolio Holdings527 Portfolio Turnover Rate489% Total Advisory Fees Paid - Net$2,399,987
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000263828
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I-3
Trading Symbol	MWLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$32Footnote Reference+	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 32	[3]
Expense Ratio, Percent	0.54%	[4]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	Since Inception 08/26/25
Class I-3	2.09%
Bloomberg U.S. Aggregate Bond Index	3.97%
ICE BofA 1-3 Year U.S. Treasury Index	2.61%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 918,552,616
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,399,987
InvestmentCompanyPortfolioTurnover	489.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$918,552,616 # of Portfolio Holdings527 Portfolio Turnover Rate489% Total Advisory Fees Paid - Net$2,399,987
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003074
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class I
Trading Symbol	MWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. The non-agency mortgage-backed securities (MBS) allocation was the largest contributor, benefiting from steady income and attractive yield premiums that boosted the Fund’s overall yield profile. Non-agency commercial MBS (CMBS), focused on single-asset, single-borrower (SASB) deals backed by high-quality properties, also contributed meaningfully, including positions down the capital structure. The asset-backed securities (ABS) allocation further boosted performance, led by non-traditional collateral such as digital infrastructure and single-family rentals. Outside of the allocation to securitized products, positions in high yield and investment grade corporates added value as both outperformed duration-matched Treasuries, with energy, consumer non-cyclicals, and banking sectors providing the largest tailwinds. Finally, the Fund’s positive duration position and emphasis on the front end of the curve was moderately additive as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.92%	3.41%	3.75%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	6.09%	5.40%	4.30%

AssetsNet	$ 56,394,080
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 154,847
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$56,394,080 # of Portfolio Holdings534 Portfolio Turnover Rate302% Total Advisory Fees Paid - Net$154,847
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	24.0%
Corporate Bonds	23.1%
Residential Mortgage-Backed Securities - Agency	19.1%
Short-Term Investments	15.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.4%
Asset-Backed Securities	8.7%
U.S. Treasury Securities	6.8%
Foreign Government Bonds	1.8%
Other Security TypesFootnote Reference*	2.6%
Liabilities in Excess of Other Assets	(14.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	6.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	3.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.8%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.3%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.2%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/51	0.9%
U.K. Gilts, 4.38%, due 07/03/28	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003075
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class M
Trading Symbol	MWSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. The non-agency mortgage-backed securities (MBS) allocation was the largest contributor, benefiting from steady income and attractive yield premiums that boosted the Fund’s overall yield profile. Non-agency commercial MBS (CMBS), focused on single-asset, single-borrower (SASB) deals backed by high-quality properties, also contributed meaningfully, including positions down the capital structure. The asset-backed securities (ABS) allocation further boosted performance, led by non-traditional collateral such as digital infrastructure and single-family rentals. Outside of the allocation to securitized products, positions in high yield and investment grade corporates added value as both outperformed duration-matched Treasuries, with energy, consumer non-cyclicals, and banking sectors providing the largest tailwinds. Finally, the Fund’s positive duration position and emphasis on the front end of the curve was moderately additive as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.52%	3.17%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	6.09%	5.40%	4.30%

AssetsNet	$ 56,394,080
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 154,847
InvestmentCompanyPortfolioTurnover	302.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$56,394,080 # of Portfolio Holdings534 Portfolio Turnover Rate302% Total Advisory Fees Paid - Net$154,847
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	24.0%
Corporate Bonds	23.1%
Residential Mortgage-Backed Securities - Agency	19.1%
Short-Term Investments	15.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.4%
Asset-Backed Securities	8.7%
U.S. Treasury Securities	6.8%
Foreign Government Bonds	1.8%
Other Security TypesFootnote Reference*	2.6%
Liabilities in Excess of Other Assets	(14.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	6.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	3.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.8%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.3%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.2%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/51	0.9%
U.K. Gilts, 4.38%, due 07/03/28	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000228997
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class I
Trading Symbol	MWESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was supported by the sizable allocation to securitized sectors outside of agency MBS, led by the position in non-agency commercial MBS (CMBS).  The allocation was focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset-backed security (ABS) exposure further enhanced relative returns amid contributions from non-traditional collateral types that provided attractive yield and spread premiums, while non-agency MBS produced a further tailwind as spreads tightened across collateral types and deal structures.  The underweight to agency MBS, meanwhile, detracted somewhat from relative returns as the sector was one of the best-performing fixed income sectors, though a modest allocation to floating rate collateralized mortgage obligations (CMOs) helped to lessen the drag given strong carry and heightened market demand.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 10/01/21
Class I	5.63%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.97%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index	5.79%	0.40%

Performance Inception Date	Oct. 01, 2021
Material Change Date	Apr. 01, 2025
AssetsNet	$ 23,903,429
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$23,903,429 # of Portfolio Holdings266 Portfolio Turnover Rate354% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	44.8%
Commercial Mortgage-Backed Securities - Non-Agency	30.7%
Asset-Backed Securities	17.3%
Residential Mortgage-Backed Securities - Non-Agency	12.1%
Short-Term Investments	5.7%
U.S. Treasury Securities	4.4%
Commercial Mortgage-Backed Securities - Agency	1.2%
Liabilities in Excess of Other Assets	(16.2%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 01/07/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 01/06/55	2.2%
Government National Mortgage Association, TBA, 2.50%, due 04/21/56	2.0%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.7%
Government National Mortgage Association, TBA, 4.50%, due 01/01/56	1.5%
Federal National Mortgage Association, 3.50%, due 07/01/52	1.5%
Federal National Mortgage Association, 3.50%, due 10/01/52	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/28	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at www.tcw.com/products/mutual-funds or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Material Fund Change Adviser [Text Block]

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Accountant Change Date	Mar. 31, 2026
C000228996
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class M
Trading Symbol	MWERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was supported by the sizable allocation to securitized sectors outside of agency MBS, led by the position in non-agency commercial MBS (CMBS).  The allocation was focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset-backed security (ABS) exposure further enhanced relative returns amid contributions from non-traditional collateral types that provided attractive yield and spread premiums, while non-agency MBS produced a further tailwind as spreads tightened across collateral types and deal structures.  The underweight to agency MBS, meanwhile, detracted somewhat from relative returns as the sector was one of the best-performing fixed income sectors, though a modest allocation to floating rate collateralized mortgage obligations (CMOs) helped to lessen the drag given strong carry and heightened market demand.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 10/01/21
Class M	5.29%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.97%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index	5.79%	0.40%

Performance Inception Date	Oct. 01, 2021
Material Change Date	Apr. 01, 2025
AssetsNet	$ 23,903,429
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	354.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$23,903,429 # of Portfolio Holdings266 Portfolio Turnover Rate354% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	44.8%
Commercial Mortgage-Backed Securities - Non-Agency	30.7%
Asset-Backed Securities	17.3%
Residential Mortgage-Backed Securities - Non-Agency	12.1%
Short-Term Investments	5.7%
U.S. Treasury Securities	4.4%
Commercial Mortgage-Backed Securities - Agency	1.2%
Liabilities in Excess of Other Assets	(16.2%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 01/07/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 01/06/55	2.2%
Government National Mortgage Association, TBA, 2.50%, due 04/21/56	2.0%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.7%
Government National Mortgage Association, TBA, 4.50%, due 01/01/56	1.5%
Federal National Mortgage Association, 3.50%, due 07/01/52	1.5%
Federal National Mortgage Association, 3.50%, due 10/01/52	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/28	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at www.tcw.com/products/mutual-funds or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Material Fund Change Adviser [Text Block]

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Accountant Change Date	Mar. 31, 2026
C000003065
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I
Trading Symbol	MWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.60%	0.04%	1.84%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003066
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class M
Trading Symbol	MWTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.35%	-0.17%	1.62%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000058170
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MWTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Administrative Class	4.22%	-0.29%	1.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000102908
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Plan Class
Trading Symbol	MWTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Plan Class	4.68%	0.12%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000218401
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-2
Trading Symbol	MWTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 03/06/20
Class I-2	4.50%	-0.03%	0.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%

Performance Inception Date	Mar. 06, 2020
AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000263829
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-3
Trading Symbol	MWTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$36Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.59%	[6]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	Since Inception 08/26/25
Class I-3	2.48%
Bloomberg U.S. Aggregate Bond Index	3.97%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 29,725,896,808
Holdings Count | Holding	1,627
Advisory Fees Paid, Amount	$ 107,529,300
InvestmentCompanyPortfolioTurnover	405.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$29,725,896,808 # of Portfolio Holdings1,627 Portfolio Turnover Rate405% Total Advisory Fees Paid - Net$107,529,300
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003072
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	MWUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The overweight duration position and focus on the front end of the yield curve significantly contributed to outperformance versus the ICE BofA 1-Year U.S. Treasury Index as the yield curve steepened and shorter maturity yields declined. Diversified exposure to fixed income spread sectors also supported relative performance, led by securitized products. Residential mortgage-backed securities (MBS) added value as the agency MBS sector was one of the top-performing fixed income sectors over the year, while non-agency MBS benefited from steady income and attractive yield premiums, enhancing the Fund’s yield profile. Non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) further contributed, driven by single-asset, single-borrower (SASB) CMBS deals, collateralized loan obligations (CLOs), and ABS linked to digital infrastructure. Corporate credit exposure—particularly the emphasis on financials—also boosted returns, with both investment grade and high yield outperforming duration-matched Treasuries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.63%	2.89%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-Year U.S. Treasury Index	3.67%	2.58%	2.05%

AssetsNet	$ 41,513,347
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	552.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,513,347 # of Portfolio Holdings241 Portfolio Turnover Rate552% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Residential Mortgage-Backed Securities - Agency	21.1%
Asset-Backed Securities	13.3%
Short-Term Investments	12.0%
Commercial Mortgage-Backed Securities - Non-Agency	5.4%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
U.S. Government Agency Obligations	3.6%
Other Security TypesFootnote Reference*	2.5%
Liabilities in Excess of Other Assets	(13.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	23.8%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.5%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.2%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	2.0%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.7%
Morgan Stanley Private Bank NA, 4.20%, due 11/17/28 (1 day USD SOFR + 0.780%)	1.5%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.4%
Wells Fargo & Co., 2.39%, due 06/02/28 (1 day USD SOFR + 2.100%)	1.3%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000003073
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class M
Trading Symbol	MWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The overweight duration position and focus on the front end of the yield curve significantly contributed to outperformance versus the ICE BofA 1-Year U.S. Treasury Index as the yield curve steepened and shorter maturity yields declined. Diversified exposure to fixed income spread sectors also supported relative performance, led by securitized products. Residential mortgage-backed securities (MBS) added value as the agency MBS sector was one of the top-performing fixed income sectors over the year, while non-agency MBS benefited from steady income and attractive yield premiums, enhancing the Fund’s yield profile. Non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) further contributed, driven by single-asset, single-borrower (SASB) CMBS deals, collateralized loan obligations (CLOs), and ABS linked to digital infrastructure. Corporate credit exposure—particularly the emphasis on financials—also boosted returns, with both investment grade and high yield outperforming duration-matched Treasuries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.47%	2.72%	2.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-Year U.S. Treasury Index	3.67%	2.58%	2.05%

AssetsNet	$ 41,513,347
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	552.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,513,347 # of Portfolio Holdings241 Portfolio Turnover Rate552% Total Advisory Fees Paid - Net$0
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Residential Mortgage-Backed Securities - Agency	21.1%
Asset-Backed Securities	13.3%
Short-Term Investments	12.0%
Commercial Mortgage-Backed Securities - Non-Agency	5.4%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
U.S. Government Agency Obligations	3.6%
Other Security TypesFootnote Reference*	2.5%
Liabilities in Excess of Other Assets	(13.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	23.8%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.5%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.2%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	2.0%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.7%
Morgan Stanley Private Bank NA, 4.20%, due 11/17/28 (1 day USD SOFR + 0.780%)	1.5%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.4%
Wells Fargo & Co., 2.39%, due 06/02/28 (1 day USD SOFR + 2.100%)	1.3%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000105186
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	MWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.87%	2.83%	3.35%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	2.26%

AssetsNet	$ 2,667,833,718
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 16,840,251
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,667,833,718 # of Portfolio Holdings1,021 Portfolio Turnover Rate254% Total Advisory Fees Paid - Net$16,840,251
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000105185
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class M
Trading Symbol	MWCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.54%	2.54%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	2.26%

AssetsNet	$ 2,667,833,718
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 16,840,251
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,667,833,718 # of Portfolio Holdings1,021 Portfolio Turnover Rate254% Total Advisory Fees Paid - Net$16,840,251
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000218402
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Plan Class
Trading Symbol	MWCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 03/06/20
Plan Class	5.92%	2.91%	3.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	1.57%

Performance Inception Date	Mar. 06, 2020
AssetsNet	$ 2,667,833,718
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 16,840,251
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,667,833,718 # of Portfolio Holdings1,021 Portfolio Turnover Rate254% Total Advisory Fees Paid - Net$16,840,251
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026
C000263831
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I-3
Trading Symbol	MWCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$54Footnote Reference+	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 54	[7]
Expense Ratio, Percent	0.90%	[8]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Table Summary
Name	Since Inception 08/26/25
Class I-3	2.74%
Bloomberg U.S. Aggregate Bond Index	3.97%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	1.57%

Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 2,667,833,718
Holdings Count | Holding	1,021
Advisory Fees Paid, Amount	$ 16,840,251
InvestmentCompanyPortfolioTurnover	254.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,667,833,718 # of Portfolio Holdings1,021 Portfolio Turnover Rate254% Total Advisory Fees Paid - Net$16,840,251
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Material Fund Change [Text Block]
Accountant Change Date	Mar. 31, 2026

[1]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[2]	Annualized.
[3]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[4]	Annualized.
[5]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[6]	Annualized.
[7]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[8]	Annualized.